SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
R&D tax credits received	$ 704	$ 1,349
Federally insured limit amount	250
Cash and cash equivalents	600	$ 2,338	$ 2,815
Amount in excess of FDIC insurance amount	$ 171